SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) customer	Dec. 31, 2016 USD ($) reportable_segment customer	Dec. 31, 2015 USD ($) customer
Revenue from External Customer [Line Items]
Number of reportable segments | reportable_segment		1
Revenue, number of major customers | customer	1	2	1
Revenues	$ 460,023	$ 256,863	$ 190,238
Name of Major Customer 1 [Member]
Revenue from External Customer [Line Items]
Revenues	$ 59,700	34,500	$ 28,000
Name of Major Customer 2 [Member]
Revenue from External Customer [Line Items]
Revenues		$ 27,100